Exhibit 99.2

John Deere Owner Trust 2006

Statement to Certificateholders

$183,500,000 Class A-1 5.36417% Asset Backed Notes due July 13, 2007
$123,000,000 Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000 Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000 Class A-4 5.39% Asset Backed Notes due June 17, 2013
$12,040,248 Asset Backed Certificates

Payment Date:	15-Dec-06

(1) Amount of principal being paid or distributed:

(a)	Class A-1 Notes:	$14,857,124.41
per $1,000 original principal amount:	$80.97

(b)	Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c)	Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d)	Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e)	Certificates:	$0.00
per $1,000 original principal amount:	$0.00

(f)	Total:	$14,857,124.41

(2) (a) Amount of interest being paid or distributed:

(i)	Class A-1 Notes:	$458,318.91
per $1,000 original principal amount:	$2.50

(ii)	Class A-2 Notes:	$554,525.00
per $1,000 original principal amount:	$4.51

(iii)	Class A-3 Notes:	$1,219,466.67
per $1,000 original principal amount:	$4.48

(iv)	Class A-4 Notes:	$952,098.58
per $1,000 original principal amount:	$4.49

(v)	Total:	$3,184,409.16

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$695,078,504.93

(b)	Note Value at end of related Collection Period:	$706,682,069.23

(c)	Pool Face Amount at the end of related Collection Period:	$822,839,721.13

(4) After giving effect to distributions on this Payment Date:

(a)	(i)	outstanding principal amount of Class A-1 Notes:	$87,671,820.93
(ii)	A-1 Note Pool Factor:	0.4777756

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(b)	(i)	outstanding principal amount of Class A-2 Notes:	$123,000,000.00
	(ii)	A-2 Note Pool Factor:	1.0000000

(c)	(i)	outstanding principal amount of Class A-3 Notes:	$272,000,000.00
	(ii)	A-3 Note Pool Factor:	1.0000000

(d)	(i)	outstanding principal amount of Class A-4 Notes:	$211,970,000.00
	(ii)	A-4 Note Pool Factor:	1.0000000

(e)	(i)	Certificate Balance	$12,040,248.00
	(ii)	Certificate Pool Factor:	1.0000000

(5) Amount of Servicing Fee:			$592,823.93
		per $1,000 original principal amount:	$0.74
(a) Amount of Servicing Fee earned:			$592,823.93
(b) Amount of Servicing Fee paid:			$592,823.93
(c) Amount of Servicing Fee Shortfall:			$0.00

(6) Amount of Administration Fee:			$100.00

(7) Aggregate Purchase Amounts for Collection Period:			0.00

(8)	(i)	Amount in Reserve Account:	$12,037,654.00
	(ii)	Specified Reserve Account Balance:	$12,037,654.00

(9)	(i)	Scheduled Payments of Receivables 60 days or more past due:	$599,612.00
	(ii)	Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.09%

(10)	(i)	Face Amount of Receivables 60 days or more past due:	$9,721,703.00
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	1.18%
	(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.40%
	(iv)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	1.07%

(11)	(i)	Aggregate amount of net losses for the collection period	$52,022.01
	(ii)	cumulative amount of net losses:	$97,204.99
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.01%

(12)		If the payment Date is in June 2008 or December 2008:
	(i)	Average Delinquency Ratio Test is met:	NA
	(ii)	Cumulative Net Loss Ratio Test is met:	NA
	(iii)	Specified Reserve Reduction Trigger is met:	NA
	(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

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